Offerings - Offering: 1	Dec. 08, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 74,339,205,270.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,266,244.25
Offering Note	* The transaction value is estimated for purposes of calculating the amount of the filing fee only. The calculation is based on the offer to purchase all outstanding shares of Series A Common Stock, par value $0.01 per share ("Shares"), of Warner Bros. Discovery, Inc., a Delaware corporation ("Warner Bros."), at $30.00 per share, net to the seller in cash, without interest and less any required withholding taxes. Such Shares consist of (i) 2,477,974,509 Shares outstanding as of October 23, 2025, as set forth in Warner Bros.' Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2025, minus (ii) 1,000 Shares owned, as of the date of this filing, directly or indirectly, by Paramount Skydance Corporation and its subsidiaries. ** The amount of the filing fee was calculated, in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for fiscal year 2026, by multiplying the transaction valuation by 0.00013810.